BMW Vehicle Lease Trust 2012-1

Collection Period Ending:	5/31/14
Previous Payment Date:	5/20/14
Current Payment Date:	6/20/14
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):  31

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,208,459,567.63	$337,991,504.02	$294,268,019.87
Aggregate Discounted ALG Residual Value	$745,237,231.53	$303,322,582.56	$267,938,259.43
Reserve Fund	$6,042,297.84	$6,042,297.84	$6,042,297.84

Notes
Class A-1 Notes	$220,000,000.00	-	-
Class A-2 Notes	$353,000,000.00	-	-
Class A-3 Notes	$340,000,000.00	$18,363,037.25	$-
Class A-4 Notes	$87,000,000.00	$87,000,000.00	$61,639,553.10
	$1,000,000,000.00	$105,363,037.25	$61,639,553.10

Overcollateralization	$208,459,567.63		$232,628,466.77

Current Collection Period

Beginning Securitization Value	$337,991,504.02
Principal Reduction Amount	43,723,484.15
Ending Securitization Value	$294,268,019.87

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$105,363,037.25
Aggregate Securitization Value (End of Period)	$294,268,019.87
First Priority Principal Distribution Amount	-

Target Note Balance	$61,639,553.10
Target Overcollateralization Amount	$232,628,466.77
Target Overcollateralization Percentage	19.25%

Determination of Available Funds
Collections

Monthly Payments (net of Daily Advance Reimbursements)*	$8,478,675.11
Reallocation Payment	51,261.69
Sale Proceeds	9,989,185.76
Termination Proceeds	32,958,648.18
Recovery Proceeds	9,173.25
Total Collections	$51,486,943.99

Advances
Monthly Payment Advance	$804,115.43
Sales Proceeds Advance	-
Total Advances	$804,115.43
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$52,291,059.42

Collection Account

Total Available Funds	$52,291,059.42
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	910,318.93
Servicing Fees	281,659.59
Note Distribution Account (Interest Due)	78,901.90
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	43,723,484.15
Trustee Fees and Expenses not paid by Servicer	-
Certificate Distribution Account (any remaining payments)	7,296,694.85
Total Distributions from SUBI Collection Account	$52,291,059.42

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$1,309,835.87
Current Period Monthly Payment Advance	804,115.43
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	910,318.93
Ending Period Unreimbursed Previous Servicer Advances	$1,203,632.37

Note Distribution Account

Amount Deposited from the Collection Account	$43,802,386.05
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$43,802,386.05

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$105,363,037.25

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	-	-	-	-	-
Class A-2 Notes	-	-	-	-	-	-
Class A-3 Notes	-	$18,363,037.25	$18,363,037.25	-	54	-
Class A-4 Notes	-	25,360,446.90	25,360,446.90	$61,639,553.10	291	0.71
	-	$43,723,484.15	$43,723,484.15	$61,639,553.10

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		0.32532%	-	0.00
Class A-2 Notes		0.59000%	-	0.00
Class A-3 Notes		0.75000%	$11,476.90	0.03
Class A-4 Notes		0.93000%	$67,425.00	0.78
			$78,901.90

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$6,042,297.84
Beginning Period Amount	6,042,297.84
Current Period Deposit	-
Net Investment Earnings	513.20
Reserve Fund Draw Amount	-
Release to Certificateholder	513.20
Ending Period Required Amount	6,042,297.84
Ending Period Amount	$6,042,297.84

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	32,429	9,852
Weighted Average Remaining Term	25.16	4.99
Weighted Average Original Term	34.77	35.80
Weighted Average Seasoning	9.61	30.81

	Units	Securitization Value

Early Terminations	362	$9,757,237.85
Scheduled Terminations	1,036	$27,975,018.27

	Beginning	Current Period	Cumulative	Cumulative Percent
Credit Losses	$588,774.21	5,996.46	$594,770.67	0.05%

Residual Value Losses	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$590,164,220.78	$43,047,490.10	$633,211,710.88
ALG Residual Values	523,006,081.59	36,978,929.45	559,985,011.04
Residual Value Loss / (Gain)	$(67,158,139.19)	$(6,068,560.65)	$(73,226,699.84)

Delinquencies	Units	Securitization Value	Percentage
31-60 Days Delinquent	44	$1,217,996.26	0.41%
61-90 Days Delinquent	6	143,061.71	0.05%
91-120 Days Delinquent	3	87,809.18	0.03%
121 - 150 Days Delinquent	2	78,213.40	0.03%
151 Days or More Delinquent	0	0.00	0.00%

Total 30+ Day Delinquent	55	$1,527,080.55	0.52%

* Includes Pull Ahead amounts